Document and Entity Information	Feb. 06, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000320187
Document Type	8-K
Document Period End Date	Feb. 06, 2020
Entity Registrant Name	NIKE, Inc.
Entity Incorporation State Country Code	OR
Entity File Number	1-10635
Entity Tax Identification Number	93-0584541
Entity Address, Address Line One	ONE BOWERMAN DRIVE
Entity Address, City or Town	BEAVERTON
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97005-6453
City Area Code	(503)
Local Phone Number	671-6453
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class B Common Stock
Trading Symbol	NKE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false